Share capital and share based payments - Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments (Details)																12 Months Ended
	Oct. 01, 2021 shares	Jul. 22, 2021 shares	Aug. 05, 2020 shares	Jul. 13, 2020 shares	Jul. 03, 2019 shares	Apr. 29, 2019 shares	Jan. 14, 2019 shares	Apr. 03, 2018 shares	Sep. 20, 2017 shares	Dec. 30, 2016 shares	Oct. 21, 2016 shares	Jul. 01, 2015 shares	Apr. 27, 2015 shares	Jul. 16, 2014 shares	Jul. 17, 2013 shares	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares € / shares
Warrant
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																8,200,356	6,398,008	4,739,497
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																1,112,601	418,263	77,676
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																2,061,019	1,552,225	1,382,654
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																5,026,736	4,427,520	3,279,167
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																5,778,308	5,869,143	4,810,448
BSAAR 2011
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																650,000	650,000	650,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																25,000	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																625,000	395,000	395,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																0	255,000	255,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																0	255,000	255,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 2.04	€ 2.04	€ 2.04
BSAAR 2012
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																146,050	146,050	146,050
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																85,950	85,950	84,450
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																60,100	60,100	61,600
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																60,100	60,100	61,600
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 2.04	€ 2.04	€ 2.04
BSAAR 2015
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)												1,050,382				1,050,382	1,050,382	1,050,382
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																2,720	2,720	2,720
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																1,940	1,940	1,940
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																1,045,722	1,045,722	1,045,722
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																1,045,722	1,045,722	1,045,722
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 7.20	€ 7.20	€ 7.20
AGAP Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)											2,000					2,000	2,000	2,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																550	550	550
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																250	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																1,200	1,450	1,450
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																156,000	188,500	188,500
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 0	€ 0	€ 0
AGAP Employees 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)											2,486					2,486	2,486	2,486
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																251	251	251
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																167	50	5
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																2,068	2,185	2,230
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																268,840	284,050	289,900
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 0	€ 0	€ 0
AGA Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)											50,000					50,000	50,000	50,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																50,000	50,000	50,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 0	€ 0	€ 0
AGAP Management 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)											3,000					3,000	3,000	3,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																3,000	3,000	3,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																333,000	333,000	333,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 0	€ 0	€ 0
AGA Management 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)										250,000						250,000	250,000	250,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																250,000	250,000	250,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 0	€ 0	€ 0
AGAP Employees 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																5,725	5,725	5,725
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																5,725	833	386
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																0	4,892	5,339
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																0	489,200	533,900
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 0	€ 0	€ 0
AGAP Management 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																2,400	2,400	2,400
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																2,400	800	400
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																0	1,600	2,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																0	160,000	200,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 0	€ 0	€ 0
AGA Employee 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)								28,556								114,500	114,500	114,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																4,000	4,000	4,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																110,500	110,500	110,500
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 0	€ 0	€ 0
AGA Bonus 2018-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)							90,650									67,028	67,028	67,028
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																469	469	469
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																66,559	66,559	66,559
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 0	€ 0	€ 0
AGAP Perf Employees 2018-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																327,500	327,500	327,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																224,375	85,000	20,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																103,125	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																0	242,500	307,500
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																0	242,500	307,500
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 0	€ 0	€ 0
AGAP Perf Management 2018-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																260,000	260,000	260,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																150,000	60,000	30,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																110,000	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																0	200,000	230,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																0	200,000	230,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 0	€ 0	€ 0
AGA Employees 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																90,650	90,650	90,650
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																5,000	5,000	5,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																85,650	85,650	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																0	0	85,650
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																0	0	85,650
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 0	€ 0	€ 0
AGA New Members 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)						25,000										25,000	25,000	25,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																25,000	25,000	25,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																25,000	25,000	25,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 0	€ 0	€ 0
AGA Bonus 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)					57,376											57,376	57,376	57,376
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																57,376	57,376	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																0	0	57,376
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																0	0	57,376
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 0	€ 0	€ 0
AGAP 2019 Employees 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																546,700	546,700	546,700
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																189,900	86,100	13,900
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																356,800	460,600	532,800
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																356,800	460,600	532,800
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 0	€ 0	€ 0
AGAP 2019 Management 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																355,000	355,000	355,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																30,000	30,000	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																325,000	325,000	355,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																325,000	325,000	355,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 0	€ 0	€ 0
AGA Bonus 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)				79,861												79,861	79,861
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																17,885	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																48,362	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																13,614	79,861	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																13,614	79,861
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 0	€ 0
AGA Perf Employees 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)			769,202													766,650	766,650
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																249,826	70,540
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																516,824	696,110	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																516,824	696,110
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 0	€ 0
AGA Perf Management 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)			710,000													710,000	710,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																30,000	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																680,000	710,000	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																680,000	710,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 0	€ 0
AGA Bonus 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)		125,748														125,748
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																125,748	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																125,748
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 0
AGA Perf Employees 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	1,066,600															1,066,600
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																17,500
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																1,049,100	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																1,049,100
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 0
AGA Perf Management 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	610,000															610,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																30,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																580,000	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																580,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 0
Stock Options 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																102,000	102,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																102,000	72,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																0	30,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																0	30,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 0	€ 0
BSA 2011-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																225,000	225,000	225,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																25,000	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																200,000	183,060	158,060
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																0	41,940	66,940
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																0	41,940	66,940
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 1.77	€ 1.77	€ 1.77
BSA 2013
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)															237,500	237,500	237,500	237,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																191,140	191,140	191,140
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																46,360	46,360	46,360
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																46,360	46,360	46,360
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 2.36	€ 2.36	€ 2.36
BSA 2014
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)														150,000		150,000	150,000	150,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																75,000	75,000	75,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																75,000	75,000	75,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																75,000	75,000	75,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 8.65	€ 8.65	€ 8.65
BSA 2015-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)													70,000			70,000	70,000	70,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																70,000	70,000	70,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																70,000	70,000	70,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 9.59	€ 9.59	€ 9.59
BSA 2015-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)												14,200				14,200	14,200	14,200
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																14,200	14,200	14,200
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																14,200	14,200	14,200
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 14.05	€ 14.05	€ 14.05
BSA 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)									37,000							37,000	37,000	37,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																37,000	37,000	37,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																37,000	37,000	37,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																€ 11.00	€ 11.00	€ 11.00